CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Shareholders’ equity	$ 2,624,888	$ 2,572,154	$ 1,664,031
Debt	35,000	35,000	35,000
Lease obligations	7,754	15,946	13,862
Equity and debt and finance leases	2,667,642	2,623,100
Cash and cash equivalents	(125,665)	(163,368)	$ (108,667)
Restricted cash	(5,124)	(4,672)
Equity and debt and finance leases, net of cash and cash equivalents and restricted cash	$ 2,536,853	$ 2,455,060